Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2020
Registrant Name	dei_EntityRegistrantName	SA FUNDS INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001075065
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 29, 2020
Document Effective Date	dei_DocumentEffectiveDate	Oct. 29, 2020
Prospectus Date	rr_ProspectusDate	Oct. 28, 2020